Fees Summary	May 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 41,493,225.87
Previously Paid Amount	0.00
Total Fee Amount	5,730.21
Total Offset Amount	5,730.21
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A